Consolidated Statements of Change in Equity (CAD)	Share Capital [Member]	Share Subscriptions Received [Member]	Reserves [Member]	AccumulatedOtherComprehensiveLossMember	Deficit [Member]	Total
Balance at May. 31, 2010	13,456,263	10,000	550,941	(949,023)	(10,933,585)	2,134,596
Balance, shares at May. 31, 2010	67,463,446
Shares issued for property	39,499					39,499
Shares issued for property, shares	250,000
Shares issued for cash upon: Private placements	367,672		110,133			477,805
Shares issued for cash upon: Private placements, shares	3,342,659
Shares issued for cash upon: Exercise of warrants	141,488	(10,000)	(36,738)			94,750
Shares issued for cash upon: Exercise of warrants, shares	1,047,500
Stock-based compensation			38,107			63,775
Warrants extension			25,669			25,669
Available-for-sale investments written off				3,187		4,024
Net loss for the year					(534,184)	(534,184)
Translation of foreign operation				(138,914)		(138,914)
Balance at May. 31, 2011	14,004,922		688,112	(1,084,750)	(11,467,769)	2,140,515
Balance, shares at May. 31, 2011	72,103,605
Shares issued for cash, net of share issue cost	41,033		11,614			52,647
Shares issued for cash, net of share issue cost, shares	575,000
Fair value of broker warrants	(202)		202
Stock-based compensation			1,897			1,897
Available-for-sale investments written off
Net loss for the year					(766,330)	(766,330)
Translation of foreign operation				1,001,590		1,001,590
Balance at May. 31, 2012	14,045,753		701,825	(83,160)	(12,234,099)	2,430,319
Balance, shares at May. 31, 2012	72,678,605